Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2024
Fixed maturities:
U.S. government obligations	$45,988	$0	$0	$45,988	$47,103
State and local government obligations	0	2,778	0	2,778	2,893
Foreign government obligations	0	16	0	16	16
Corporate and other debt securities	0	13,949	5	13,954	14,111
Residential mortgage-backed securities	0	1,601	0	1,601	1,600
Commercial mortgage-backed securities	0	4,352	0	4,352	4,721
Other asset-backed securities	0	6,643	0	6,643	6,682
Total fixed maturities	45,988	29,339	5	75,332	77,126
Short-term investments	613	2	0	615	615
Total available-for-sale securities	46,601	29,341	5	75,947	77,741
Equity securities:
Nonredeemable preferred stocks	0	676	52	728	756
Common equities:
Common stocks	3,527	0	23	3,550	720
Other risk investments	0	0	25	25	25
Subtotal common equities	3,527	0	48	3,575	745
Total equity securities	3,527	676	100	4,303	1,501
Total portfolio	$50,128	$30,017	$105	$80,250	$79,242
Debt	$0	$6,173	$0	$6,173	$6,893

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2023
Fixed maturities:
U.S. government obligations	$36,869	$0	$0	$36,869	$37,823
State and local government obligations	0	2,203	0	2,203	2,338
Foreign government obligations	0	16	0	16	17
Corporate and other debt securities	0	11,355	3	11,358	11,634
Residential mortgage-backed securities	0	417	0	417	427
Commercial mortgage-backed securities	0	3,940	0	3,940	4,536
Other asset-backed securities	0	5,575	0	5,575	5,667
Total fixed maturities	36,869	23,506	3	60,378	62,442
Short-term investments	1,757	33	0	1,790	1,790
Total available-for-sale securities	38,626	23,539	3	62,168	64,232
Equity securities:
Nonredeemable preferred stocks	0	838	64	902	977
Common equities:
Common stocks	2,886	0	22	2,908	685
Other risk investments	0	0	21	21	21
Subtotal common equities	2,886	0	43	2,929	706
Total equity securities	2,886	838	107	3,831	1,683
Total portfolio	$41,512	$24,377	$110	$65,999	$65,915
Debt	$0	$6,431	$0	$6,431	$6,889

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2024 and 2023:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2023	Calls/ Maturities/ Paydowns/Other	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation[1]	Net Transfers In (Out)	Fair Value at Dec. 31, 2024
Fixed maturities:
Corporate and other debt securities	$3	$0	$2	$0	$0	$0	$0	$5
Equity securities:
Nonredeemable preferred stocks	64	0	0	0	0	(12)	0	52
Common equities:
Common stocks	22	0	0	0	0	1	0	23
Other risk investments	21	4	0	0	0	0	0	25
Total Level 3 securities	$110	$4	$2	$0	$0	$(11)	$0	$105

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2022	Calls/ Maturities/ Paydowns/Other	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation[1]	Net Transfers In (Out)	Fair Value at Dec. 31, 2023
Fixed maturities:
Corporate and other debt securities	$0	$0	$3	$0	$0	$0	$0	$3
Equity securities:
Nonredeemable preferred stocks	84	(8)	1	0	0	(13)	0	64
Common equities:
Common stocks	18	8	0	(10)	9	(3)	0	22
Other risk investments	20	1	0	0	0	0	0	21
Total Level 3 securities	$122	$1	$4	$(10)	$9	$(16)	$0	$110
[1]For fixed maturities, amounts included are unrealized gains (losses) included in accumulated other comprehensive income (loss) on our consolidated balance sheets. For equity securities, amounts included are net holding period gains (losses) on securities on our consolidated statements of comprehensive income.
Summary of Quantitative Information about Level 3 Fair Value Measurements
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2024	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Fixed maturities:
Corporate and other debt securities	$5	Market comparables	Weighted average market capitalization price change %	(1.4)% to (1.3)%	(1.4)%
Equity securities:
Nonredeemable preferred stocks	52	Market comparables	Weighted average market capitalization price change %	(14.1)% to 6.0%	(2.7)%
Common stocks	23	Market comparables	Weighted average market capitalization price change %	(41.3)% to 95.9%	6.0%
Subtotal Level 3 securities	80
Pricing exemption securities	25
Total Level 3 securities	$105

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2023	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Fixed maturities:
Corporate and other debt securities	$3	Market comparables	Weighted average market capitalization price change %	0.3% to 7.7%	2.6%
Equity securities:
Nonredeemable preferred stocks	64	Market comparables	Weighted average market capitalization price change %	17.2% to 39.7%	21.7%
Common stocks	22	Market comparables	Weighted average market capitalization price change %	(45.8)% to 95.6%	39.7%
Subtotal Level 3 securities	89
Pricing exemption securities	21
Total Level 3 securities	$110